Submission	Oct. 22, 2024
Submission [Line Items]
Central Index Key	0000080424
Registrant Name	PROCTER & GAMBLE Co
Registration File Number	333-275071
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES